Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
The following table presents information required by Item 402(v) of Regulation S-K. For information regarding the Company’s pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, please refer above to “Executive Compensation — Compensation Discussion and Analysis.”
Year	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(3)	Average Summary Compensation Table Total for non-CEO Named Executive Officers(2)	Average Compensation Actually Paid to non-CEO Named Executive Officers(4)	Value of Initial Fixed $100 Investment Based On:(5)		Net Income	Adjusted EBITDA (Company – Selected Measure)(7)
					Total Shareholder Return	Peer Group Total Shareholder Return(6)
2023	8,251,865	9,129,803	3,269,016	3,564,802	$132.35	$191.92	$263,921	$567,767
2022	12,052,261	8,565,816	3,452,212	1,959,138	$133.33	$154.67	$468,332	$859,123
2021	10,107,261	14,939,149	3,309,375	3,033,721	$188.33	$167.66	$827,234	$1,301,233
2020	12,263,795	10,840,019	4,152,733	5,679,546	$164.42	$130.03	$1,120,913	$1,648,049

(1)
Mr. Cifu was our CEO for each of the years presented.

(2)
Our non-CEO NEOs consisted of Messrs. Molluso, Fairclough, Cavoli, and Galvin for each of the years presented, as well as Mr. Alex Ioffe for fiscal year 2020.

(3)
Compensation “actually paid” is calculated in accordance with Item 402(v) of Regulation S-K. The table below set forth each adjustment made during each year presented in the table to calculate the compensation “actually paid” to our CEO during each year in the table:

CEO	2023 (Mr. Cifu)	2022 (Mr. Cifu)	2021 (Mr. Cifu)	2020 (Mr. Cifu)
Summary Compensation Table Total	8,251,865	12,052,261	10,107,261	12,263,795
Less, value of “Stock Awards”, as reported in Summary Compensation Table	(4,974,000)	(7,889,500)	(6,590,500)	(8,759,525)
Plus, year-end fair value of outstanding and unvested awards granted in the year	4,604,182	4,057,161	3,706,982	3,914,514
Plus, fair value as of vesting date of equity awards granted and vested in the year	999,677	1,009,158	6,914,549	2,699,019
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	(7,591)	(371,530)	251,656	478,168
Plus (less), year over year change in fair value of equity awards granted in prior years that vested in the year	(127,421)	(597,694)	229,648	(27,258)
Plus, dividends or other earnings paid during covered year, prior to vesting date of award	383,092	305,960	319,551	271,307
Compensation “Actually Paid” to CEO	9,129,803	8,565,816	14,939,149	10,840,019

(4)
Compensation “actually paid” is calculated in accordance with Item 402(v) of Regulation S-K. The table below set forth each adjustment made during each year presented in the table to calculate the average compensation “actually paid” to our non-CEO NEO’s during each year in the table:

Non-CEO NEOs	2023	2022	2021	2020
Summary Compensation Table Total	3,269,016	3,452,212	3,309,375	4,152,733
Less, value of “Stock Awards”, as reported in Summary Compensation Table	(1,841,807)	(2,032,213)	(1,786,875)	(2,331,500)
Plus, year-end fair value of outstanding and unvested awards granted in the year	1,717,954	638,834	563,080	2,912,547
Plus, fair value as of vesting date of equity awards granted and vested in the year	369,392	414,794	385,950	883,726
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	(4,106)	(620,849)	307,181	24,861
Plus (less), year over year change in fair value of equity awards granted in prior years that vested in the year	(56,921)	4,997	117,898	224,850
Less, fair value of awards granted prior to covered year that were forfeited during covered year		—	—	(315,799)
Plus, dividends or other earnings paid during covered year, prior to vesting date of award	111,276	101,362	137,112	128,129
Average Compensation “Actually Paid” to Non-CEO NEOs	3,564,802	1,959,138	3,033,721	5,679,546

(5)
Assumes $100 was invested in our Class A Common Stock on December 31, 2019, and that dividends were reinvested on the date of payment without payment of any commissions or consideration of income taxes.

(6)
The peer group indices used by the Company consists of the NYSE Arca Securities Broker/Dealer Index. The calculation assumes $100 was invested in our Class A Common Stock on December 31, 2019, and that dividends were reinvested on the date of payment without payment of any commissions or consideration of income taxes.

(7)
“EBITDA” and “Adjusted EBITDA” are non-GAAP financial measures of financial performance. “EBITDA” measures our operating performance by adjusting net income to exclude Financing interest expense on long-term borrowings, Debt issue cost related to debt refinancing, prepayment, and commitment fees, Depreciation and amortization, Amortization of purchased intangibles and acquired capitalized software, and Income tax expense, and “Adjusted EBITDA” measures our operating performance by further adjusting EBITDA to exclude severance, transaction advisory fees and expenses, termination of office leases, charges related to share-based compensation and other expenses, which includes reserves for legal matters, COVID-19 one-time costs and donations and Other, net, which includes gains and losses from strategic investments and the sales of businesses. Reconciliations of Net Income to EBITDA and Adjusted EBITDA are available at https://ir.virtu.com/financials-and-filings/quarterly-results/default.aspx.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)
Mr. Cifu was our CEO for each of the years presented.
(2)
Our non-CEO NEOs consisted of Messrs. Molluso, Fairclough, Cavoli, and Galvin for each of the years presented, as well as Mr. Alex Ioffe for fiscal year 2020.

Peer Group Issuers, Footnote
(6)
	The peer group indices used by the Company consists of the NYSE Arca Securities Broker/Dealer Index. The calculation assumes $100 was invested in our Class A Common Stock on December 31, 2019, and that dividends were reinvested on the date of payment without payment of any commissions or consideration of income taxes
PEO Total Compensation Amount	$ 8,251,865	$ 12,052,261	$ 10,107,261	$ 12,263,795
PEO Actually Paid Compensation Amount	$ 9,129,803	8,565,816	14,939,149	10,840,019
Adjustment To PEO Compensation, Footnote
(3)
Compensation “actually paid” is calculated in accordance with Item 402(v) of Regulation S-K. The table below set forth each adjustment made during each year presented in the table to calculate the compensation “actually paid” to our CEO during each year in the table:

CEO	2023 (Mr. Cifu)	2022 (Mr. Cifu)	2021 (Mr. Cifu)	2020 (Mr. Cifu)
Summary Compensation Table Total	8,251,865	12,052,261	10,107,261	12,263,795
Less, value of “Stock Awards”, as reported in Summary Compensation Table	(4,974,000)	(7,889,500)	(6,590,500)	(8,759,525)
Plus, year-end fair value of outstanding and unvested awards granted in the year	4,604,182	4,057,161	3,706,982	3,914,514
Plus, fair value as of vesting date of equity awards granted and vested in the year	999,677	1,009,158	6,914,549	2,699,019
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	(7,591)	(371,530)	251,656	478,168
Plus (less), year over year change in fair value of equity awards granted in prior years that vested in the year	(127,421)	(597,694)	229,648	(27,258)
Plus, dividends or other earnings paid during covered year, prior to vesting date of award	383,092	305,960	319,551	271,307
Compensation “Actually Paid” to CEO	9,129,803	8,565,816	14,939,149	10,840,019

Non-PEO NEO Average Total Compensation Amount	$ 3,269,016	3,452,212	3,309,375	4,152,733
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,564,802	1,959,138	3,033,721	5,679,546
Adjustment to Non-PEO NEO Compensation Footnote
(4)
Compensation “actually paid” is calculated in accordance with Item 402(v) of Regulation S-K. The table below set forth each adjustment made during each year presented in the table to calculate the average compensation “actually paid” to our non-CEO NEO’s during each year in the table:

Non-CEO NEOs	2023	2022	2021	2020
Summary Compensation Table Total	3,269,016	3,452,212	3,309,375	4,152,733
Less, value of “Stock Awards”, as reported in Summary Compensation Table	(1,841,807)	(2,032,213)	(1,786,875)	(2,331,500)
Plus, year-end fair value of outstanding and unvested awards granted in the year	1,717,954	638,834	563,080	2,912,547
Plus, fair value as of vesting date of equity awards granted and vested in the year	369,392	414,794	385,950	883,726
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	(4,106)	(620,849)	307,181	24,861
Plus (less), year over year change in fair value of equity awards granted in prior years that vested in the year	(56,921)	4,997	117,898	224,850
Less, fair value of awards granted prior to covered year that were forfeited during covered year		—	—	(315,799)
Plus, dividends or other earnings paid during covered year, prior to vesting date of award	111,276	101,362	137,112	128,129
Average Compensation “Actually Paid” to Non-CEO NEOs	3,564,802	1,959,138	3,033,721	5,679,546

Compensation Actually Paid vs. Total Shareholder Return
CAP versus Total Shareholder Return
The chart below shows the relationship between the CEO and other NEOs’ CAP amounts and the Company’s TSR. This is primarily due to the Company’s use of annual and long-term equity incentives, the value of which are tied directly to stock price performance and the Company’s financial performance.

Compensation Actually Paid vs. Net Income
CAP versus Annual Net Income
The chart below shows the relationship between the CEO and other NEOs’ CAP amounts and the Company’s Net Income. This is primarily due to the Company’s use of quantitative financial performance metrics in determining annual bonus compensation of its named executive officers.

Compensation Actually Paid vs. Company Selected Measure
CAP versus Annual Adjusted EBITDA
The chart below shows the relationship between the CEO and other NEOs’ CAP amounts and the Company’s Adjusted EBITDA. This is primarily due to the Company’s use of quantitative financial performance metrics in determining annual bonus compensation of its named executive officers.

Total Shareholder Return Vs Peer Group
CAP versus Total Shareholder Return
The chart below shows the relationship between the CEO and other NEOs’ CAP amounts and the Company’s TSR. This is primarily due to the Company’s use of annual and long-term equity incentives, the value of which are tied directly to stock price performance and the Company’s financial performance.

Tabular List, Table
Most Important Financial Performance Measures
The following provides a list of the financial performance measures that we believe are the most important financial performance measures used to link the compensation awarded to our named executive officers to the Company’s performance. For more information, please see the “Executive Compensation — Compensation Discussion and Analysis” section above.
1.
Annual Adjusted EBITDA

2.
Adjusted Net Trading Income

3.
Adjusted Net Trading Income from Growth Initiatives

4.
Adjusted Operating Expenses

Total Shareholder Return Amount	$ 132.35	133.33	188.33	164.42
Peer Group Total Shareholder Return Amount	191.92	154.67	167.66	130.03
Net Income (Loss)	$ 263,921	$ 468,332	$ 827,234	$ 1,120,913
Company Selected Measure Amount	567,767	859,123	1,301,233	1,648,049
PEO Name	Mr. Cifu
Measure:: 1
Pay vs Performance Disclosure
Name	Annual Adjusted EBITDA
Non-GAAP Measure Description
(7)
“EBITDA” and “Adjusted EBITDA” are non-GAAP financial measures of financial performance. “EBITDA” measures our operating performance by adjusting net income to exclude Financing interest expense on long-term borrowings, Debt issue cost related to debt refinancing, prepayment, and commitment fees, Depreciation and amortization, Amortization of purchased intangibles and acquired capitalized software, and Income tax expense, and “Adjusted EBITDA” measures our operating performance by further adjusting EBITDA to exclude severance, transaction advisory fees and expenses, termination of office leases, charges related to share-based compensation and other expenses, which includes reserves for legal matters, COVID-19 one-time costs and donations and Other, net, which includes gains and losses from strategic investments and the sales of businesses. Reconciliations of Net Income to EBITDA and Adjusted EBITDA are available at https://ir.virtu.com/financials-and-filings/quarterly-results/default.aspx.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Net Trading Income
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Net Trading Income from Growth Initiatives
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted Operating Expenses
PEO | Mr. Cifu [Member] | Value of “Stock Awards”, as reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,974,000)	$ (7,889,500)	$ (6,590,500)	$ (8,759,525)
PEO | Mr. Cifu [Member] | Year-end fair value of outstanding and unvested awards granted in the year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,604,182	4,057,161	3,706,982	3,914,514
PEO | Mr. Cifu [Member] | Fair value as of vesting date of equity awards granted and vested in the year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	999,677	1,009,158	6,914,549	2,699,019
PEO | Mr. Cifu [Member] | Year over year change in fair value of outstanding and unvested equity awards granted in prior years
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,591)	(371,530)	251,656	478,168
PEO | Mr. Cifu [Member] | Year over year change in fair value of equity awards granted in prior years that vested in the year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(127,421)	(597,694)	229,648	(27,258)
PEO | Mr. Cifu [Member] | Dividends or other earnings paid during covered year, prior to vesting date of award
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	383,092	305,960	319,551	271,307
Non-PEO NEO | Value of “Stock Awards”, as reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,841,807)	(2,032,213)	(1,786,875)	(2,331,500)
Non-PEO NEO | Year-end fair value of outstanding and unvested awards granted in the year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,717,954	638,834	563,080	2,912,547
Non-PEO NEO | Fair value as of vesting date of equity awards granted and vested in the year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	369,392	414,794	385,950	883,726
Non-PEO NEO | Year over year change in fair value of outstanding and unvested equity awards granted in prior years
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,106)	(620,849)	307,181	24,861
Non-PEO NEO | Year over year change in fair value of equity awards granted in prior years that vested in the year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(56,921)	4,997	117,898	224,850
Non-PEO NEO | Dividends or other earnings paid during covered year, prior to vesting date of award
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 111,276	101,362	137,112	128,129
Non-PEO NEO | Fair Value of Awards Granted Prior to Covered Year That Were Forfeited During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ (315,799)